OPERATING EXPENSES - Other administrative and general expenses (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING EXPENSES
Maintenance and repairs		$ 599,519	$ 585,377	$ 530,284
Others Fees		470,457	429,121	427,517
Insurance		423,785	331,430	303,501
Data processing		214,307	147,294	130,125
Transport		212,582	183,857	158,561
Advertising		151,246	144,900	127,142
Public services		116,837	108,420	107,727
Cleaning and security services		100,593	97,848	92,359
Useful and stationery		83,891	63,321	58,145
communications		77,375	73,072	67,201
Contributions and affiliations		73,689	66,636	60,320
Frauds and claims		65,589	117,032	134,087
Trust		59,334	31,100	25,901
Properties improvements and installation		51,187	52,937	59,121
Travel expenses		42,973	37,006	38,037
Legal and financial consultants		38,972	31,072	25,855
Real estate management		25,012	23,694	21,817
Board of directors and audit fee		22,240	21,733	20,450
Disputes, fines and sanctions		18,077	63,685	139,146
Storage services		17,135	15,664	16,162
Leasing	[1]	8,671	256,872	244,956
Activities Joint Operations		8,142	8,719	9,650
Legal expenses		7,165	3,570	4,112
Donations		4,781	17,402	17,048
Temporary services		3,544	3,724	3,907
Public relations		2,895	2,899	5,912
Others		169,060	106,384	148,841
Total other administrative and general expenses		3,069,058	3,024,769	2,977,884
Wealth tax, contributions and other tax burden	[2]	$ 757,820	$ 692,666	$ 727,661

[1]	The decrease corresponds to the accounting of the leasing contracts under IFRS 16 Leases. See Note 7.1 Lessor and Note 32 Impacts on application of new standards.See Note 12 Income tax.
[2]	See Note 12 Income tax.